Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.94%
Aerospace & Defense–4.13%
Honeywell Aerospace, Inc.(b)	578,648	$119,629,687
Northrop Grumman Corp.	202,268	109,726,345
RTX Corp.	962,000	207,041,640
		436,397,672
Agricultural & Farm Machinery–1.02%
Deere & Co.	182,337	108,065,670
Apparel Retail–0.79%
TJX Cos., Inc. (The)	532,982	83,859,388
Asset Management & Custody Banks–1.58%
BlackRock, Inc.	152,646	166,443,672
Biotechnology–0.65%
AbbVie, Inc.	274,774	68,951,788
Building Products–1.55%
Johnson Controls International PLC	1,113,548	163,312,950
Communications Equipment–1.80%
Cisco Systems, Inc.	1,640,363	190,265,704
Construction Machinery & Heavy Transportation Equipment– 1.36%
Westinghouse Air Brake Technologies Corp.	494,813	143,921,309
Construction Materials–0.91%
CRH PLC	1,011,061	96,060,906
Consumer Finance–1.34%
Capital One Financial Corp.	679,266	141,973,387
Consumer Staples Merchandise Retail–1.62%
Walmart, Inc.	1,540,338	171,285,586
Diversified Banks–10.30%
Bank of America Corp.	3,369,572	208,744,985
Citigroup, Inc.	1,007,379	133,427,349
Fifth Third Bancorp	1,483,281	83,805,377
JPMorgan Chase & Co.	1,187,871	417,881,139
Wells Fargo & Co.	2,821,821	243,946,425
		1,087,805,275
Electric Utilities–2.73%
Entergy Corp.	1,458,019	156,912,005
PPL Corp.	3,748,941	132,000,212
		288,912,217
Electrical Components & Equipment–1.40%
Eaton Corp. PLC	355,720	147,694,944
Electronic Manufacturing Services–0.64%
TE Connectivity PLC (China)	328,869	67,645,065
Financial Exchanges & Data–1.53%
CME Group, Inc., Class A	601,813	161,159,503
Shares		Value
Gas Utilities–0.57%
Atmos Energy Corp.	350,196	$60,506,865
Health Care Distributors–0.87%
Cardinal Health, Inc.	400,528	92,133,456
Health Care Equipment–3.37%
Abbott Laboratories	1,277,052	134,984,396
Becton, Dickinson and Co.	796,074	131,845,776
Medtronic PLC	1,041,625	88,944,359
		355,774,531
Health Care Services–1.07%
CVS Health Corp.	1,084,357	113,239,401
Home Improvement Retail–1.71%
Lowe’s Cos., Inc.	867,315	180,236,730
Hotels, Resorts & Cruise Lines–0.97%
Marriott International, Inc., Class A	275,569	102,740,390
Household Products–1.09%
Colgate-Palmolive Co.	1,264,370	115,436,981
Industrial Conglomerates–1.07%
Honeywell International, Inc.	463,029	112,539,198
Industrial Gases–1.78%
Linde PLC(c)	393,645	188,311,895
Industrial Machinery & Supplies & Components–0.81%
Xylem, Inc.(c)	734,770	85,946,047
Industrial REITs–1.96%
Prologis, Inc.	1,429,367	206,700,762
Insurance Brokers–1.16%
Marsh & McLennan Cos., Inc.	646,557	122,645,397
Integrated Oil & Gas–2.41%
Chevron Corp.	1,291,344	254,175,240
Integrated Telecommunication Services–1.57%
AT&T, Inc.	4,110,036	95,558,337
Verizon Communications, Inc.	1,511,527	70,754,579
		166,312,916
Interactive Media & Services–3.37%
Alphabet, Inc., Class A	683,504	243,416,279
Meta Platforms, Inc., Class A	201,356	112,096,899
		355,513,178
Investment Banking & Brokerage–0.83%
Morgan Stanley	415,696	87,470,752
IT Consulting & Other Services–1.38%
International Business Machines Corp.	649,727	145,311,444
Life Sciences Tools & Services–1.42%
Danaher Corp.	768,767	149,894,190
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Managed Health Care–1.70%
UnitedHealth Group, Inc.	433,599	$179,683,426
Multi-Utilities–0.77%
Sempra	921,488	81,597,762
Oil & Gas Equipment & Services–1.03%
SLB Ltd.	2,185,316	108,369,820
Oil & Gas Exploration & Production–2.47%
ConocoPhillips	1,275,572	153,680,914
Devon Energy Corp.	2,364,899	106,727,892
		260,408,806
Oil & Gas Storage & Transportation–1.58%
Williams Cos., Inc. (The)	2,333,346	166,927,573
Packaged Foods & Meats–1.45%
Mondelez International, Inc., Class A	2,459,978	153,281,229
Pharmaceuticals–4.95%
Eli Lilly and Co.	63,944	73,461,425
Johnson & Johnson	1,130,872	289,899,037
Merck & Co., Inc.	1,224,264	159,399,173
		522,759,635
Property & Casualty Insurance–1.22%
American International Group, Inc.	905,845	71,181,300
Hartford Insurance Group, Inc. (The)	403,350	57,239,399
		128,420,699
Rail Transportation–0.92%
Union Pacific Corp.	332,146	97,029,811
Restaurants–2.41%
McDonald’s Corp.	617,053	166,999,224
Yum! Brands, Inc.	573,162	87,854,271
		254,853,495
Semiconductor Materials & Equipment–0.99%
ASML Holding N.V., New York Shares (Netherlands)	31,345	51,061,005
Lam Research Corp.	183,887	53,882,569
		104,943,574
Semiconductors–3.40%
Broadcom, Inc.	317,684	123,668,028
NVIDIA Corp.	758,379	152,244,584
Texas Instruments, Inc.	302,527	83,418,795
		359,331,407
Soft Drinks & Non-alcoholic Beverages–0.91%
PepsiCo, Inc.	690,376	96,348,875
Shares		Value
Systems Software–4.91%
Microsoft Corp.	1,115,183	$518,247,844
Technology Hardware, Storage & Peripherals–2.41%
Apple, Inc.	825,042	254,863,724
Telecom Tower REITs–1.14%
American Tower Corp.	693,659	120,252,724
Tobacco–1.92%
Philip Morris International, Inc. (Switzerland)	1,064,003	203,033,052
Trading Companies & Distributors–0.62%
Sunbelt Rentals Holdings, Inc.(c)	909,076	65,380,746
Wireless Telecommunication Services–0.38%
T-Mobile US, Inc.	233,199	40,275,799
Total Common Stocks & Other Equity Interests (Cost $7,560,337,467)		10,134,654,410
Money Market Funds–3.99%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	147,552,055	147,552,055
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	274,020,248	274,020,248
Total Money Market Funds (Cost $421,572,303)		421,572,303
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $7,981,909,770)		10,556,226,713
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.02%
Invesco Private Government Fund, 3.69%(d)(e)(f)	30,150,042	30,150,042
Invesco Private Prime Fund, 3.82%(d)(e)(f)	77,731,987	77,739,760
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $107,889,626)		107,889,802
TOTAL INVESTMENTS IN SECURITIES–100.95% (Cost $8,089,799,396)		10,664,116,515
OTHER ASSETS LESS LIABILITIES—(0.95)%		(99,903,674)
NET ASSETS–100.00%		$10,564,212,841
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,455,022	$934,453,772	$(830,356,739)	$-	$-	$147,552,055	$2,198,268
Invesco Treasury Portfolio, Institutional Class	80,697,188	1,735,414,146	(1,542,091,086)	-	-	274,020,248	4,054,783
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	397,177,508	(367,027,466)	-	-	30,150,042	277,489*
Invesco Private Prime Fund	-	850,594,675	(772,847,137)	176	(7,954)	77,739,760	751,158*
Total	$124,152,210	$3,917,640,101	$(3,512,322,428)	$176	$(7,954)	$529,462,105	$7,281,698

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,134,654,410	$—	$—	$10,134,654,410
Money Market Funds	421,572,303	107,889,802	—	529,462,105
Total Investments	$10,556,226,713	$107,889,802	$—	$10,664,116,515
Invesco Diversified Dividend Fund